Note 6 - Notes Payable (Details) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015	Jun. 30, 2014	Dec. 01, 2014	Jun. 17, 2013	Jun. 17, 2013
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio	1.1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.97
Amortization of Debt Discount (Premium)	$ 20,363	$ 11,030
Proceeds from Convertible Debt		100,000
Board Member [Member] | Convertible Notes Payable [Member] | Subsequent Event [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date			Sep. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Board Member [Member] | Convertible Notes Payable [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date				Dec. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Proceeds from Convertible Debt				250,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 1.00
Chief Executive Officer [Member] | Convertible Notes Payable [Member] | Subsequent Event [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Maturity Date			Sep. 30, 2015
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Proceeds from Convertible Debt					130,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 1.50
Powerhouse One, LLC [Member] | Bridge Bank, National Association [Member]
Note 6 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						5,050,000	5,050,000
Debt Instrument, Maturity Date						Jun. 17, 2017
Debt Instrument, Interest Rate, Stated Percentage						7.50%	7.50%
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio						1.10	1.10
Debt Instrument, Unamortized Discount	50,057
Bridge Bank, National Association [Member]
Note 6 - Notes Payable (Details) [Line Items]
Class of Warrant or Right, Outstanding, Contractual Life							10 years
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued (in Shares)						151,050
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 1.00	$ 1.00
Debt Instrument, Unamortized Discount						81,449	81,449
Amortization of Debt Discount (Premium)	20,363	11,030
Class of Warrants or Right Outstanding, Redemption Value	$ 604,200